Inventories	12 Months Ended
Sep. 30, 2013
Inventories
Inventories

7.    Inventories

        The components of inventories are as follows at September 30:

	2013	2012
Raw materials	$195,713	$169,735
Work-in-process	25,068	20,637
Finished goods	519,171	529,224

Total	$739,952	$719,596